Supplement dated September 8, 2025
to the Statement of Additional Information (SAI), dated September 1, 2025, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Columbia Funds Series Trust I
Columbia Bond Fund
Columbia Total Return Bond Fund
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28/29 – Information is as of February 28, 2025, unless otherwise noted
Large Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$11.31 billion $58.93 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Shirley Wang(n)	2 other accounts	$1.39 million	None	None
Mid Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$12.30 billion $58.93 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Shirley Wang(n)	2 other accounts	$1.39 million	None	None
Small Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$12.05 billion $58.93 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Shirley Wang(n)	2 other accounts	$1.39 million	None	None
For Funds with fiscal year ending April 30 – Information is as of April 30, 2025, unless otherwise noted
Bond Fund	Ed Al-Hussainy(n)	6 other accounts	$2.35 million	None	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 12 PIVs 354 other accounts	$20.42 billion $28.75 billion $1.75 billion	1 other account ($335.08 M)	None
	Alex Christensen	6 RICs 3 PIVs 501 other accounts	$12.32 billion $356.94 million $1.91 billion	None	None
	Gene Tannuzzo	7 RICs 3 PIVs 351 other accounts	$12.67 billion $356.94 million $1.68 billion	None	None
Total Return Bond Fund	Ed Al-Hussainy(n)	6 other accounts	$2.35 million	None	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 12 PIVs 354 other accounts	$18.68 billion $28.75 billion $1.75 billion	1 other account ($335.08 M)	$100,001 – $500,000(a)
SUP910_00_046_(09/25)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Alex Christensen	6 RICs 3 PIVs 501 other accounts	$10.58 billion $356.94 million $1.91 billion	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
	Gene Tannuzzo	7 RICs 3 PIVs 351 other accounts	$10.92 billion $356.94 million $1.68 billion	None	$100,001 – $500,000(a)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a) Excludes any notional investments.
(b) Notional investments through a deferred compensation account.
(n) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of July 31, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP910_00_046_(09/25)